Leases (Details) - Schedule of Changes in the Lease Liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Schedule of Changes in Lease Liability [Line Items]
Balance at beginning	$ 1,721,833	$ 1,506,043		$ 1,174,686
Acquired in business combinations	(10,401)	146,446	[1]	147,645
Additions	421,921	489,251		634,868
Interest accrual	73,463	82,403		64,593
Payments	(354,947)	(434,488)		(359,893)
Terminated contracts	(7,456)	(61,302)		(116,329)
Exchange rate variation	(3,186)	(6,520)		(39,527)
Balance at Ending	$ 1,841,227	$ 1,721,833		$ 1,506,043

[1]	Refers to Rivalea’s, which was acquired during the first quarter of 2022.